SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 212	$ 212	$ 858	$ 636
Research and development	2,871	5,725	19,597	41,507
Segment net loss	(8,278)	(9,439)	$ (8,978)	(57,775)
Number Of Reportable Segments Not Disclosed Flag			true
Reporting Segment
Segment Reporting Information [Line Items]
Revenue	212	212	$ 858	636
General and administrative, excluding personnel expenses	4,223	1,525	6,078	6,654
General and administrative, personnel expenses (including share-based compensation)	1,851	2,632	8,247	12,971
Other segment items	(455)	(231)	(24,086)	(2,721)
Segment net loss	(8,278)	(9,439)	(8,978)	(57,775)
RLYB212 | Reporting Segment
Segment Reporting Information [Line Items]
Research and development	56	2,438	6,291	21,287
RLYB116 | Reporting Segment
Segment Reporting Information [Line Items]
Research and development	396	619	3,786	4,841
Other program candidates | Reporting Segment
Segment Reporting Information [Line Items]
Research and development	2	(163)	(29)	1,901
Personnel (including share-based compensation) | Reporting Segment
Segment Reporting Information [Line Items]
Research and development	2,280	2,589	8,798	12,488
Other | Reporting Segment
Segment Reporting Information [Line Items]
Research and development	$ 137	$ 242	$ 751	$ 990